Commitments and Contingencies (Details Narrative) $ in Thousands	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Oct. 18, 2019 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Lessor, Lease, Description [Line Items]
Increase (Decrease) in Deposits Outstanding	$ 4,435	$ 126
Other Assets, Noncurrent	12,600				$ 8,165
Contractual Obligation	$ 61,893
Panamax vessel
Lessor, Lease, Description [Line Items]
Vessel capacity in DWT				82,011
Business Acquisition, Date of Acquisition Agreement	Jul. 24, 2019
Increase (Decrease) in Deposits Outstanding				$ 5,540
Other Assets, Noncurrent	$ 6,651							$ 2,770	$ 2,770
Kamsarmax vessels
Lessor, Lease, Description [Line Items]
Vessel capacity in DWT			81,000
Increase (Decrease) in Deposits Outstanding	4,300		$ 12,328		$ 1,434
Other Assets, Noncurrent	$ 5,949
Date of charter-in agreement	Oct. 18, 2019
Number of vessels			2
Contractual Obligation						$ 860	$ 5,734
Date of expected delivery of vessel	first half of 2021